COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments And Contingencies [Line Items]
Capital leases, aggregate gross		$ 1,900
Capital leases, net asset values		1,800
Operating lease expense		4,900	$ 4,500
Aggregate fixed rent payment to landlord	$ 17,704	17,704
Second Quarter Twenty Fourteen Acquisition
Commitments And Contingencies [Line Items]
Aggregate fixed rent payment to landlord	36,000	36,000
Deferred fixed rent	$ 6,000	$ 6,000
Minimum
Commitments And Contingencies [Line Items]
Operating lease, initial term		1 year
Minimum | Second Quarter Twenty Fourteen Acquisition
Commitments And Contingencies [Line Items]
Fixed rent for lease term deferred	6 years	6 years
Maximum
Commitments And Contingencies [Line Items]
Operating lease, initial term		24 years
Maximum | Second Quarter Twenty Fourteen Acquisition
Commitments And Contingencies [Line Items]
Fixed rent for lease term deferred	11 years	11 years